ACQUIRED INTANGIBLE ASSETS, NET (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Amortization of Intangible Assets	¥ 6,153	¥ 6,637	¥ 7,670
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years